Power project acquisition and development costs (Disclosure of power project acquisition and development costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of power project acquisition and development costs [Line Items]
Opening Balance	$ 8,225,009	$ 7,175,580
Additions	225,017	421,373
Translation adjustment	(391,902)	628,056
Closing Balance	8,058,124	8,225,009
Development Costs [Member]
Disclosure of power project acquisition and development costs [Line Items]
Opening Balance	6,426,384	5,522,330
Additions	225,017	421,373
Translation adjustment	(306,527)	482,681
Closing Balance	6,344,874	6,426,384
Acquisition Costs [Member]
Disclosure of power project acquisition and development costs [Line Items]
Opening Balance	1,798,625	1,653,250
Additions	0	0
Translation adjustment	(85,375)	145,375
Closing Balance	$ 1,713,250	$ 1,798,625